Organization and Basis of Presentation (Details)	6 Months Ended
	Apr. 30, 2026	Aug. 13, 2019	Mar. 31, 2016
Organization and Basis of Presentation [Line Items]
Date of incorporation	Oct. 11, 2022
XinZhan [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage			75.20%
Park Ha Jiangsu [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage		75.20%